Income Taxes (Provision for Income Taxes) (Details) New (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Taxes [Abstract]
Current: Federal	$ 1,665	$ 2,291
Current: State	455	581
Total current	2,120	2,872
Deferred	560	(140)
Total income tax expense	$ 2,680	$ 2,732